Fair Value Measurements (Details) - Schedule of Company’s fair value measurements classified in Level 3 of the fair value hierarchy - Jasper Therapeutics, Inc. [Member] - USD ($) $ in Thousands	5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of Company’s fair value measurements classified in Level 3 of the fair value hierarchy [Line Items]
Fair value, derivative tranche liability (in Dollars)	$ 4,053			$ 8,158
Valuation methodology derivative tranche liability	Black – Scholes			Black – Scholes
Weighted average, expected term (in years)	1 year			1 month 28 days
Weighted average, expected volatility	80.00%			47.02%
Weighted average, risk-free interest rate	1.59%			0.08%
Weighted average, expected dividend yield	0.00%	0.00%	0.00%	0.00%